Notes Payable and Revolving Credit Agreement	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Notes Payable and Revolving Credit Agreement [Line Items]
NOTES PAYABLE AND REVOLVING CREDIT AGREEMENT

NOTE M — NOTES PAYABLE AND REVOLVING CREDIT AGREEMENT

Notes payable consists of the following:

	(in thousands)
	December 31, 2023	December 31, 2022
Notes payable	15	24
Less: current portion	(9)	(9)
	$6	$15

Notes payable consists of a vehicle loan. The note is secured by the vehicle, bears interest at 1.9% per annum and matures in August 2025.

On December 30, 2022, the Company executed a $3.0 million revolving credit agreement with a lending institution. Advances under the agreement bear interest at Wall Street Journal Prime Rate and are secured by substantially all of the assets of the Company. The agreement expired August 31, 2023 and was renewed through August 31, 2024. The agreement includes certain financial covenants, and the Company was in compliance with such covenants at December 31, 2023, at which time no amounts had been drawn.